SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Conversion of debenture	$ (225)	$ (60)
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	177,020	117,082
Additions	75,500	80,000
Interest	926	626
Payments	(90,500)	(20,000)
Transaction costs		(688)
Liabilities arising from financing activities at end of period	162,946	177,020
Convertible Debenture
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	42,155	40,407
Conversion of debenture	(225)	(60)
Interest	1,971	1,808
Liabilities arising from financing activities at end of period	43,901	42,155
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,346	29,405
Loss on debt modifications		(729)
Additions	48,805	2,774
Terminations	(21)	(661)
Interest	3,658	2,623
Payments	(16,625)	(12,209)
Foreign exchange	238	143
Liabilities arising from financing activities at end of period	$ 57,401	$ 21,346